--------------------------------------------------------------------------------

February 20, 1999
--------------------------------------------------------------------------------
Dear Contractowner:

    Your CNA Capital Select Variable Universal Life Policy(SM) ("Policy") offers both protection and investment possibilities. Your policy offers 18 variable subaccounts, plus a fixed interest account into which you may place all or part of your policy's cash value.

    This Annual Report presents the assets, liabilities, results of operations and changes in net assets, from inception in 1997 through December 31, 1998, under each of the 18 variable subaccounts.* These subaccounts are managed by six widely recognized fund managers:

    - Federated Advisers

    - Fidelity Management & Research Company

    - Fred Alger Management, Inc.

    - Massachusetts Financial Services Company (MFS)

    - Societe Generale Asset Management Corp. (SoGen)

    - Van Eck Associates Corporation

    The full list of subacccounts can be found in the Notes to Financial Statements, included within this report. In addition to the quality group of fund choices, the Policy offers a number of other benefits, including:

    - Competitive cost of insurance based on our best-selling term product, ViaTerm;

    - Tax deferral of cash-value earnings;**

    - Flexibility of premium payments -- you can change the amount and frequency of your payments.

    Your Policy is issued by Valley Forge Life Insurance Company ("VFL"), which is a wholly owned subsidiary of Continental Assurance Company; together, these companies form the life companies of CNA Financial Corporation.

    If you need more information, please refer to your prospectus. If you can't find it or you need another copy, contact your CNA representative -- or let us hear from you directly. Thank you for making CNA Capital Select Variable Universal Life part of your insurance and retirement planning.

Sincerely,

David M. Chermow
David M. Chermow
Senior Vice President & Chief Operating Officer, Annuities

     * Although guaranteed-interest options are available in connection with CNA Capital Select Variable Universal Life, financial reports regarding these fixed-interest funds are not included in this report.

    ** It's important to remember that taxes will be due to the extent that any earnings are withdrawn. And, in certain circumstances, withdrawals prior to age 59 1/2 can result in government-imposed penalties and other charges. Actual investment performance results will vary, and you may have a gain or loss when you withdraw your money.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                               FIDELITY
                                       FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET     FIDELITY     FIDELITY
                                      PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500   CONTRAFUND
DECEMBER 31, 1998                       FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:        $847,527      $49,741      $65,501        $299,454       $85,716    $420,003     $327,340
                                       --------      -------      -------        --------       -------    --------     --------
TOTAL ASSETS                            847,527       49,741       65,501         299,454        85,716     420,003      327,340
                                       --------      -------      -------        --------       -------    --------     --------
LIABILITIES                               -            -            -              -              -           -            -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                             $847,527      $49,741      $65,501        $299,454       $85,716    $420,003     $327,340
=================================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                               FIDELITY
                                       FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET     FIDELITY     FIDELITY
                                      PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500   CONTRAFUND
DECEMBER 31, 1997                       FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:        $ 65,595      $13,779      $ 4,131        $ 26,621       $ 7,491    $ 40,348     $ 22,720
                                       --------      -------      -------        --------       -------    --------     --------
TOTAL ASSETS                             65,595       13,779        4,131          26,621         7,491      40,348       22,720
                                       --------      -------      -------        --------       -------    --------     --------
LIABILITIES                               -            -            -              -              -           -            -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                             $ 65,595      $13,779      $ 4,131        $ 26,621       $ 7,491    $ 40,348     $ 22,720
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    THE ALGER                  THE ALGER                            MFS                                        VAN ECK
     AMERICAN      THE ALGER   AMERICAN       MFS                  GROWTH      MFS        MFS       SOGEN     WORLDWIDE    VAN ECK
      SMALL        AMERICAN     MIDCAP     EMERGING      MFS        WITH     LIMITED     TOTAL     OVERSEAS     HARD      EMERGING
  CAPITALIZATION    GROWTH      GROWTH      GROWTH     RESEARCH    INCOME    MATURITY    RETURN    VARIABLE    ASSETS      MARKETS
    PORTFOLIO      PORTFOLIO   PORTFOLIO    SERIES      SERIES     SERIES     SERIES     SERIES      FUND       FUND        FUND
  ---------------------------------------------------------------------------------------------------------------------------------
     $131,214      $280,243    $168,837    $286,259    $205,296   $210,576   $53,470    $128,308   $134,319    $10,403     $18,839
     --------      --------    --------    --------    --------   --------   -------    --------   --------    -------     -------
      131,214       280,243     168,837     286,259     205,296    210,576    53,470     128,308    134,319     10,403      18,839
     --------      --------    --------    --------    --------   --------   -------    --------   --------    -------     -------
       -              -           -           -           -          -          -          -          -          -           -
  ---------------------------------------------------------------------------------------------------------------------------------
     $131,214      $280,243    $168,837    $286,259    $205,296   $210,576   $53,470    $128,308   $134,319    $10,403     $18,839
  =================================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    THE ALGER                  THE ALGER                           MFS                                        VAN ECK
     AMERICAN      THE ALGER   AMERICAN      MFS                  GROWTH      MFS        MFS       SOGEN     WORLDWIDE    VAN ECK
      SMALL        AMERICAN     MIDCAP     EMERGING     MFS        WITH     LIMITED     TOTAL     OVERSEAS     HARD      EMERGING
  CAPITALIZATION    GROWTH      GROWTH      GROWTH    RESEARCH    INCOME    MATURITY    RETURN    VARIABLE    ASSETS      MARKETS
    PORTFOLIO      PORTFOLIO   PORTFOLIO    SERIES     SERIES     SERIES     SERIES     SERIES      FUND       FUND        FUND
  --------------------------------------------------------------------------------------------------------------------------------
     $ 15,548      $ 34,134    $ 11,475    $ 26,721   $ 20,542   $ 26,897   $11,351    $  1,967   $ 13,189    $5,902      $ 6,757
     --------      --------    --------    --------   --------   --------   -------    --------   --------    ------      -------
       15,548        34,134      11,475      26,721     20,542     26,897    11,351       1,967     13,189     5,902        6,757
     --------      --------    --------    --------   --------   --------   -------    --------   --------    ------      -------
       -              -           -           -          -          -          -          -          -          -           -
  --------------------------------------------------------------------------------------------------------------------------------
     $ 15,548      $ 34,134    $ 11,475    $ 26,721   $ 20,542   $ 26,897   $11,351    $  1,967   $ 13,189    $5,902      $ 6,757
  ================================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                              FIDELITY
                                      FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY     FIDELITY
                                     PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
FOR THE YEAR ENDED DECEMBER 31, 1998   FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income                     $ 14,829      $ 1,169      $   428        $  2,052       $ 1,442     $  1,936     $  1,679
                                      --------      -------      -------        --------       -------     --------     --------
                                        14,829        1,169          428           2,052         1,442        1,936        1,679
                                      --------      -------      -------        --------       -------     --------     --------
Expenses:
  Mortality and expense risk charges     2,836          233          305           1,263           356        2,416        1,179
  Policy fees/cost of insurance         26,469        3,992        5,655          23,455         7,266       38,308       23,265
                                      --------      -------      -------        --------       -------     --------     --------
                                        29,305        4,225        5,960          24,718         7,622       40,724       24,444
                                      --------      -------      -------        --------       -------     --------     --------
     NET INVESTMENT INCOME (LOSS)      (14,476)      (3,056)      (5,532)        (22,666)       (6,180)     (38,788)     (22,765)
Investment gains and (losses):
  Net realized gains (losses)            -            1,039         (214)         (1,500)          160        1,250        2,859
  Net unrealized gains (losses)          -            2,291          406          13,059         6,423       45,203       43,204
                                      --------      -------      -------        --------       -------     --------     --------
     NET REALIZED AND UNREALIZED
       INVESTMENT GAINS (LOSSES)         -            3,330          192          11,559         6,583       46,453       46,063
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $(14,476)     $   274      $(5,340)       $(11,107)      $   403     $  7,665     $ 23,298
=================================================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                     1-MAY-97     10-JUN-97     8-APR-97       10-JUN-97     10-JUN-97    8-APR-97     8-APR-97
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income                     $    279      $    51      $     2          -              -            -            -
                                      --------      -------      -------        --------       -------     --------     --------
                                           279           51            2          -              -            -            -
                                      --------      -------      -------        --------       -------     --------     --------
Expenses:
  Mortality and expense risk charges        48           46            6        $     56       $    28     $     75     $     27
  Policy fees/cost of insurance          1,663          476          227           1,777           409        3,947        1,593
                                      --------      -------      -------        --------       -------     --------     --------
                                         1,711          522          233           1,833           437        4,022        1,620
                                      --------      -------      -------        --------       -------     --------     --------
     NET INVESTMENT INCOME (LOSS)       (1,432)        (471)        (231)         (1,833)         (437)      (4,022)      (1,620)
Investment gains and (losses):
  Net realized gains (losses)            -              163           (1)            433            19          445           61
  Net unrealized gains (losses)          -            1,465           56             873           402        1,172          206
                                      --------      -------      -------        --------       -------     --------     --------
     NET REALIZED AND UNREALIZED
       INVESTMENT GAINS (LOSSES)         -            1,628           55           1,306           421        1,617          267
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $ (1,432)     $ 1,157      $  (176)       $   (527)      $   (16)    $ (2,405)    $ (1,353)
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     THE                        THE
    ALGER           THE        ALGER                               MFS                                           VAN ECK
   AMERICAN        ALGER     AMERICAN       MFS                  GROWTH        MFS         MFS        SOGEN     WORLDWIDE VAN ECK
    SMALL        AMERICAN     MIDCAP     EMERGING      MFS        WITH       LIMITED      TOTAL     OVERSEAS      HARD    EMERGING
CAPITALIZATION    GROWTH      GROWTH      GROWTH     RESEARCH    INCOME     MATURITY     RETURN     VARIABLE     ASSETS   MARKETS
  PORTFOLIO      PORTFOLIO   PORTFOLIO    SERIES      SERIES     SERIES      SERIES      SERIES       FUND        FUND     FUND
---------------------------------------------------------------------------------------------------------------------------------
   $ 7,871        $15,637     $ 2,887    $    761    $ 1,263       -           -         $   249       -         $   963  $   129
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
     7,871         15,637       2,887         761      1,263       -           -             249       -             963      129
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
       571          1,164         538       1,151        780    $  1,182     $   287         281    $    660          70       96
    10,724         20,570      11,785      22,252     16,270      17,398       4,476       5,492      13,889       1,310    3,647
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
    11,295         21,734      12,323      23,403     17,050      18,580       4,763       5,773      14,549       1,380    3,743
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
    (3,424)        (6,097)     (9,436)    (22,642)   (15,787)    (18,580)     (4,763)     (5,524)    (14,549)       (417)  (3,614)
    (5,511)           397        (288)        692        569      (4,017)        139         281      (2,402)     (3,284)  (3,044)
     9,960         44,439      22,787      40,124     18,267      16,293        (638)      5,812        (808)       (516)    (664)
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
     4,449         44,836      22,499      40,816     18,836      12,276        (499)      6,093      (3,210)     (3,800)  (3,708)
---------------------------------------------------------------------------------------------------------------------------------
   $ 1,025        $38,739     $13,063    $ 18,174    $ 3,049    $ (6,304)    $(5,262)    $   569    $(17,759)    $(4,217) $(7,322)
=================================================================================================================================
  27-FEB-97      24-FEB-97   29-MAY-97   24-FEB-97   8-APR-97   8-APR-97    16-SEP-97   24-FEB-97   24-FEB-97   8-APR-97 2-APR-97
----------------------------------------------------------------------------------------------------------------------------------
   $     8        $     1       -           -           -       $    623     $   652       -           -           -       -
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
         8              1       -           -           -            623         652       -           -           -       -
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
        20             87     $    18    $     28    $    33          30          11     $     3    $     31     $     7  $     6
     1,189          2,394         678       1,704      1,669       1,328         247         315       1,799         282      612
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
     1,209          2,481         696       1,732      1,702       1,358         258         318       1,830         289      618
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
    (1,201)        (2,480)       (696)     (1,732)    (1,702)       (735)        394        (318)     (1,830)       (289)    (618)
       (30)           889         (53)         45        (44)        199          13          19        (319)        (67)    (207)
       (56)        (1,200)       (400)        317        332          11        (611)         50        (424)       (297)    (129)
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
       (86)          (311)       (453)        362        288         210        (598)         69        (743)       (364)    (336)
---------------------------------------------------------------------------------------------------------------------------------
   $(1,287)       $(2,791)    $(1,149)   $ (1,370)   $(1,414)   $   (525)    $  (204)    $  (249)   $ (2,573)    $  (653) $  (954)
=================================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                              FIDELITY
                                      FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY     FIDELITY
                                     PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
FOR THE YEAR ENDED DECEMBER 31, 1998   FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)         $ (14,476)   $ (3,056)    $  (5,532)     $  (22,666)    $ (6,180)   $ (38,788)   $  (22,765)
 Net realized and unrealized
   investment gains (losses)             -            3,330           192          11,559        6,583       46,453        46,063
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
 Change in net assets resulting from
   operations                           (14,476)        274        (5,340)        (11,107)         403        7,665        23,298
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
From capital transactions:
 Net premiums/deposits                1,100,864      36,000        58,181         263,891       61,909      327,244       246,088
 Surrenders and withdrawals                (572)        (83)         (165)         (2,423)        (129)      (6,058)       (1,201)
 Transfers into (out of)
   subaccounts, net -- Note 1          (303,884)       (229)        8,694          22,472       16,042       50,804        36,435
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
   Change in net assets resulting
     from capital transactions          796,408      35,688        66,710         283,940       77,822      371,990       281,322
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
Increase in net assets                  781,932      35,962        61,370         272,833       78,225      379,655       304,620
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
Net assets at beginning of period        65,595      13,779         4,131          26,621        7,491       40,348        22,720
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD           $ 847,527    $ 49,741     $  65,501      $  299,454     $ 85,716    $ 420,003    $  327,340
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF
 PERIOD                               $    1.00    $  15.27     $   10.92      $    25.42     $  18.16    $  141.25    $    24.44
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD      847,527       3,257         5,998          11,780        4,720        2,973        13,394
=================================================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                     1-MAY-97     10-JUN-97     8-APR-97       10-JUN-97     10-JUN-97    8-APR-97     8-APR-97
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)         $  (1,432)   $   (471)    $    (231)     $   (1,833)    $   (437)   $  (4,022)   $   (1,620)
 Net realized and unrealized gains
   (losses)                              -            1,628            55           1,306          421        1,617           267
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
   Change in net assets resulting
     from operations                     (1,432)      1,157          (176)           (527)         (16)      (2,405)       (1,353)
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
From capital transactions:
 Net premiums/deposits                   97,987      10,230         2,941          21,697        7,428       34,213        18,058
 Transfers into (out of)
   subaccounts, net -- Note 1           (30,960)      2,392         1,366           5,451           79        8,540         6,015
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
   Change in net assets resulting
     from capital transactions           67,027      12,622         4,307          27,148        7,507       42,753        24,073
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
Increase in net assets                   65,595      13,779         4,131          26,621        7,491       40,348        22,720
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
Net assets at beginning of period        -            -            -               -             -            -            -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD           $  65,595    $ 13,779     $   4,131      $   26,621     $  7,491    $  40,348    $   22,720
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF
 PERIOD                               $    1.00    $  14.29     $   10.95      $    24.28     $  18.01    $  114.39    $    19.94
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD       65,595         964           377           1,096          416          353         1,139
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  THE ALGER                 THE ALGER                               MFS                                        VAN ECK
   AMERICAN    THE ALGER    AMERICAN      MFS                     GROWTH        MFS        MFS       SOGEN    WORLDWIDE  VAN ECK
    SMALL       AMERICAN     MIDCAP     EMERGING       MFS         WITH       LIMITED     TOTAL    OVERSEAS     HARD     EMERGING
CAPITALIZATION   GROWTH      GROWTH      GROWTH     RESEARCH      INCOME     MATURITY    RETURN    VARIABLE    ASSETS     MARKETS
  PORTFOLIO    PORTFOLIO    PORTFOLIO    SERIES      SERIES       SERIES      SERIES     SERIES      FUND       FUND        FUND
-----------------------------------------------------------------------------------------------------------------------  ---------
  $  (3,424)   $  (6,097)   $ (9,436)  $ (22,642)   $(15,787)   $  (18,580)  $ (4,763)  $ (5,524)  $(14,549)  $   (417) $  (3,614)
      4,449       44,836      22,499      40,816      18,836        12,276       (499)     6,093     (3,210)    (3,800)    (3,708)
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
      1,025       38,739      13,063      18,174       3,049        (6,304)    (5,262)       569    (17,759)    (4,217)    (7,322)
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     88,005      171,948     119,140     214,349     173,364       141,269     47,751     97,181    135,934      9,690     20,390
       (313)      (1,636)     (1,360)       (734)     (2,718)       (2,367)      (363)      (194)    (2,482)      (156)      (296)
     26,949       37,058      26,519      27,749      11,059        51,081         (7)    28,785      5,437       (816)      (690)
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
    114,641      207,370     144,299     241,364     181,705       189,983     47,381    125,772    138,889      8,718     19,404
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
    115,666      246,109     157,362     259,538     184,754       183,679     42,119    126,341    121,130      4,501     12,082
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     15,548       34,134      11,475      26,721      20,542        26,897     11,351      1,967     13,189      5,902      6,757
---------------------------------------------------------------------------------------------------------------------------------
  $ 131,214    $ 280,243    $168,837   $ 286,259    $205,296    $  210,576   $ 53,470   $128,308   $134,319   $ 10,403  $  18,839
=================================================================================================================================
  $   43.97    $   53.22    $  28.87   $   21.47    $  19.05    $    20.11   $  10.16   $  18.12   $  10.07   $   9.20  $    7.12
=================================================================================================================================
      2,984        5,266       5,848      13,333      10,777        10,471      5,263      7,081     13,339      1,131      2,646
=================================================================================================================================
  27-FEB-97    24-FEB-97    29-MAY-97  24-FEB-97    8-APR-97     8-APR-97    16-SEP-97  24-FEB-97  24-FEB-97  8-APR-97   2-APR-97
---------------------------------------------------------------------------------------------------------------------------------
  $  (1,201)   $  (2,480)   $   (696)  $  (1,732)   $ (1,702)   $     (735)  $    394   $   (318)  $ (1,830)  $   (289) $    (618)
        (86)        (311)       (453)        362         288           210       (598)        69       (743)      (364)      (336)
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     (1,287)      (2,791)     (1,149)     (1,370)     (1,414)         (525)      (204)      (249)    (2,573)      (653)      (954)
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     14,166       35,288       8,051      18,949      12,643        11,690      6,149      2,216     14,325      4,423      7,649
      2,669        1,637       4,573       9,142       9,313        15,732      5,406      -          1,437      2,132         62
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     16,835       36,925      12,624      28,091      21,956        27,422     11,555      2,216     15,762      6,555      7,711
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     15,548       34,134      11,475      26,721      20,542        26,897     11,351      1,967     13,189      5,902      6,757
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     -             -           -           -           -            -           -          -          -          -          -
---------------------------------------------------------------------------------------------------------------------------------
  $  15,548    $  34,134    $ 11,475   $  26,721    $ 20,542    $   26,897   $ 11,351   $  1,967   $ 13,189   $  5,902  $   6,757
=================================================================================================================================
  $   43.75    $   42.76    $  24.18   $   16.14    $  15.79    $    16.44   $  10.01   $  16.63   $   9.77   $  15.72  $   11.00
=================================================================================================================================
        355          798         475       1,656       1,301         1,636      1,134        118      1,350        375        614
=================================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 85% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Capital Select Variable Life Policy ("Policy"). Under the terms of the Policy, policyowners select where the net premium payments of the Policy are invested. The policyowner may choose to invest in either the Variable Account, the fixed account of VFL ("Fixed Account") or both the Variable Account and Fixed Account. Policyowners who invest in the Variable Account are hereinafter referred to as the contractholder.

     The Variable Account currently offers 18 subaccounts each of which invests in shares of a corresponding fund ("Fund"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by a registered investment advisor ("Investment Advisor"). The Investment Advisors and subaccounts are identified in Notes 3.

     The Fixed Account is part of the general account of VFL and is an investment option available to contractholders. The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Account.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is inforce) may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account or transfer all or part of amounts in the Fixed Account to any subaccount(s).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments consist of shares of the Funds and are stated at market value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the statement of operations.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds that are recognized on the date of record.

     REALIZED INVESTMENT GAINS AND LOSSES -- Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the average cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              NOTE 3. INVESTMENTS
--------------------------------------------------------------------------------

     The investments in the funds of the subaccounts of the Variable Account at December 31, 1998 and December 31, 1997 are as follows:

------------------------------------------------------------------------------------------
INVESTMENT ADVISOR                                                                 MARKET
FUND/SUBACCOUNT                                              SHARES      COST      VALUE
------------------------------------------------------------------------------------------
FEDERATED ADVISERS:
  FEDERATED PRIME MONEY FUND II
     December 31, 1998                                       847,527   $847,527   $847,527
     December 31, 1997                                        65,595   $ 65,595   $ 65,595
  FEDERATED UTILITY FUND II
     December 31, 1998                                         3,257   $ 45,985   $ 49,741
     December 31, 1997                                           964   $ 12,314   $ 13,779
  FEDERATED HIGH INCOME BOND FUND II
     December 31, 1998                                         5,998   $ 65,039   $ 65,501
     December 31, 1997                                           377   $  4,075   $  4,131
FIDELITY MANAGEMENT & RESEARCH COMPANY:
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME
     PORTFOLIO ("FIDELITY EQUITY-INCOME PORTFOLIO")
     December 31, 1998                                        11,780   $285,522   $299,454
     December 31, 1997                                         1,096   $ 25,748   $ 26,621
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ASSET MANAGER
     PORTFOLIO ("FIDELITY ASSET MANAGER PORTFOLIO")
     December 31, 1998                                         4,720   $ 78,891   $ 85,716
     December 31, 1997                                           416   $  7,089   $  7,491
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II INDEX 500
     PORTFOLIO ("FIDELITY INDEX 500 PORTFOLIO")
     December 31, 1998                                         2,973   $373,628   $420,003
     December 31, 1997                                           353   $ 39,176   $ 40,348
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II CONTRAFUND
     PORTFOLIO ("FIDELITY CONTRAFUND PORTFOLIO")
     December 31, 1998                                        13,394   $283,930   $327,340
     December 31, 1997                                         1,139   $ 22,514   $ 22,720
FRED ALGER MANAGEMENT, INC.:
  THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
     December 31, 1998                                         2,984   $121,310   $131,214
     December 31, 1997                                           355   $ 15,604   $ 15,548
  THE ALGER AMERICAN GROWTH PORTFOLIO
     December 31, 1998                                         5,266   $237,004   $280,243
     December 31, 1997                                           798   $ 35,334   $ 34,134

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NOTE 3. INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
INVESTMENT ADVISOR                                                                 MARKET
FUND/SUBACCOUNT                                               SHARES     COST      VALUE
------------------------------------------------------------------------------------------
FRED ALGER MANAGEMENT, INC.:
  THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
     December 31, 1998                                         5,848   $146,450   $168,837
     December 31, 1997                                           475   $ 11,875   $ 11,475
MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS EMERGING GROWTH SERIES
     December 31, 1998                                        13,333   $245,818   $286,259
     December 31, 1997                                         1,656   $ 26,404   $ 26,721
  MFS RESEARCH SERIES
     December 31, 1998                                        10,777   $186,697   $205,296
     December 31, 1997                                         1,301   $ 20,210   $ 20,542
  MFS GROWTH WITH INCOME SERIES
     December 31, 1998                                        10,471   $194,272   $210,576
     December 31, 1997                                         1,636   $ 26,886   $ 26,897
  MFS LIMITED MATURITY SERIES
     December 31, 1998                                         5,263   $ 54,719   $ 53,470
     December 31, 1997                                         1,134   $ 11,962   $ 11,351
  MFS TOTAL RETURN SERIES
     December 31, 1998                                         7,081   $122,446   $128,308
     December 31, 1997                                           118   $  1,917   $  1,967
SOCIETE GENERALE ASSET MANAGEMENT CORP.:
  SOGEN OVERSEAS VARIABLE FUND
     December 31, 1998                                        13,339   $135,551   $134,319
     December 31, 1997                                         1,350   $ 13,613   $ 13,189
VAN ECK ASSOCIATES CORPORATION:
  VAN ECK WORLDWIDE HARD ASSETS FUND
     December 31, 1998                                         1,131   $ 11,216   $ 10,403
     December 31, 1997                                           375   $  6,199   $  5,902
  VAN ECK EMERGING MARKETS FUND
     December 31, 1998                                         2,646   $ 19,632   $ 18,839
     December 31, 1997                                           614   $  6,886   $  6,757

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NOTE 4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

     The aggregate cost of purchases and proceeds from sales of funds in the subaccounts for the year ended December 31, 1998 and from inception through December 31, 1997 are as follows:

----------------------------------------------------------------------------------------------------------
INVESTMENT ADVISOR                                                    1998                    1997
FUND/SUBACCOUNT                                              PURCHASES      SALES      PURCHASES    SALES
----------------------------------------------------------------------------------------------------------
FEDERATED ADVISERS:
  Federated Prime Money Fund II                              $2,481,159   $1,714,056   $145,193    $79,877
  Federated Utility Fund II                                      49,310       17,847     18,819      6,718
  Federated High Income Bond Fund II                             90,509       29,759      7,919      3,845
FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Equity-Income Portfolio                              369,832      110,610     42,621     17,306
  Fidelity Asset Manager Portfolio                               93,987       23,787      7,528        458
  Fidelity Index 500 Portfolio                                  990,469      659,203     59,865     21,134
  Fidelity Contrafund Portfolio                                 357,616      100,738     43,658     21,205
FRED ALGER MANAGEMENT, INC.:
  The Alger American Small Capitalization Portfolio             149,591       46,245     28,590     12,964
  The Alger American Growth Portfolio                           250,054       64,418     44,379      9,935
  The Alger American MidCap Growth Portfolio                    150,003       18,027     22,938     11,010
MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS Emerging Growth Series                                    457,350      239,389     41,571     15,212
  MFS Research Series                                           248,443       83,788     29,976      9,723
  MFS Growth With Income Series                                 545,157      373,754     45,455     19,391
  MFS Limited Maturity Series                                    71,105       28,487     26,273     14,976
  MFS Total Return Series                                       145,064       25,065      2,345        447
SOCIETE GENERALE ASSET MANAGEMENT CORP.:
  SoGen Overseas Variable Fund                                  213,850       89,510     19,038      5,106
VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund                             13,942        6,604     12,851      6,585
  Van Eck Emerging Markets Fund                                  22,311        6,650      8,457      1,364

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NOTE 5. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     Monthly deductions are made from each contractholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A daily deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the contractholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the contractholder's investments in such accounts.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the contractholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits).

     VFL permits 12 transfers between and among the subaccounts (one of which can be applied to the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.
--------------------------------------------------------------------------------

                      NOTE 6. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the Funds satisfy the diversification requirement of the regulations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Contractholders of Valley Forge Life Insurance Company Variable Life Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

     We have audited the accompanying statements of assets and liabilities of the subaccounts of Valley Forge Life Insurance Company Variable Life Separate Account (the "Account") as of December 31, 1998 and related 1997, and the related statements of operations and changes in net assets for the year ended December 31, 1998 and the period from inception through December 31, 1997. The subaccounts that collectively comprise the Account are the Federated Prime Money Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Fidelity Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Variable Insurance Products Fund II Index 500 Portfolio, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, The Alger American Small Capitalization Portfolio, The Alger American Growth Portfolio, The Alger American MidCap Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth With Income Series, MFS Limited Maturity Series, MFS Total Return Series, SoGen Overseas Variable Fund, Van Eck Worldwide Hard Assets Fund and Van Eck Emerging Markets Fund. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 and 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Account as of December 31, 1998 and 1997, the results of their operations and the changes in their net assets for the year ended December 31, 1998 and the period from inception through December 31, 1997, in conformity with generally accepted accounting principles.

Chicago, Illinois
February 23, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       MANAGEMENT'S DISCUSSION OF IMPACT OF YEAR 2000 ON VARIABLE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The widespread use of computer programs, both in the United States and internationally, that rely on two digit date fields to perform computations and decision making functions may cause computer systems to malfunction when processing information involving dates beginning in 1999. Such malfunctions could lead to business delays and disruptions. Variable Account does not maintain any systems. Instead, it relies on the systems of Assurance and third party vendors. CNA, on behalf of Assurance, has a plan under which it reviews periodically the progress that these parties are making on this issue. To date, CNA has certified internally as Year 2000-ready all of the internal systems used by Assurance. CNA estimates that the total cost to replace and upgrade its systems to accommodate Year 2000 processing will be approximately $60 to $70 million. As of December 31, 1998, CNA has spent approximately $59 million on Year 2000 readiness matters.

     CNA has also received statements of Year 2000 compliance from certain of key business partners. Variable Account management believes that the systems on which it relies do not have any significant remaining exposure to the Year 2000 issue and, therefore, Variable Account does not have material exposure to the Year 2000 issue. However, due to the interdependent nature of computer systems, there may be an adverse impact on the Variable Account if its business partners fail to successfully address the Year 2000 issue. To mitigate this impact, if any, CNA is communicating with these various entities to coordinate Year 2000 conversion.

     In addition, CNA has developed business resumption plans to ensure that it and Variable Account are able to continue critical processes through other means in the event that it becomes necessary to do so. Formal strategies have been developed within each business unit and support organization to include appropriate recovery processes and use of alternative vendors.

--------------------------------------------------------------------------------

                                     CNA
                             CAPITAL SELECT /SM/
                                  VARIABLE
                               UNIVERSAL LIFE


================================================================================
                                     |
                                     |  ANNUAL REPORT
                                     |  ISSUED BY THE
                                     |  VALLEY FORGE
                                     |  LIFE INSURANCE COMPANY,
                                     |  ONE OF THE CNA
                                     |  COMPANIES
                                     |
                                     |
                                     |
                                     |  DECEMBER 31, 1998
                                     |
                                     |
                                     |
                                     |




[CNA LOGO]
FOR ALL THE COMMITMENTS YOU MAKE(R)




The principal underwriter of this product is CNA Investor Services, Inc., a registered broker-dealer and member of the National Association of Securities Dealers. CNA Investor Services, Inc., is an affiliate of the CNA Financial Corporation. CNA Capital Select Variable Universal Life is issued by the Valley Forge Life Insurance Company, one of the CNA insurance companies.

CNA is a registered service mark of the CNA Financial Corporation. The policy form numbers for this product are: V100-1132-A Series, V100-1133-A Series. CNA Capital Select Variable Universal Life is not available in all states.

MAILING ADDRESS:
CNA Insurance Companies
Variable Product Team
P.O. Box 305139
Nashville TN 37230-5139

[CNA LOGO]
FOR ALL THE COMMITMENTS YOU MAKE(R)

AG-134301-A   2/99 Printed in USA